INTANGIBLE ASSETS AND GOODWILL - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) € in Millions	6 Months Ended
Jun. 28, 2024 EUR (€)
Intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 12,395
Acquisition of CCBPI	478
Additions	68
Amortisation expense	(88)
Impairment	(10)
Transfers and reclassifications	(5)
Currency translation adjustments	51
Balance at end of period	12,889
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,514
Acquisition of CCBPI	270
Additions	0
Amortisation expense	0
Impairment	0
Transfers and reclassifications	0
Currency translation adjustments	7
Balance at end of period	€ 4,791